UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002
Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    501-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 20, 2002
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total:  $92179
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102      820    50658 SH       SOLE                    47058              3600
AOL Time Warner                COM              00184A105     1033    78879 SH       SOLE                    71924              6955
Agilent Technologies           COM              00846U101      260    14466 SH       SOLE                    13139              1327
American Express               COM              025816109     2956    83618 SH       SOLE                    77893              5725
AmerisourceBergen              COM              03073e105     1215    22373 SH       SOLE                    21073              1300
Bank of America                COM              060505104     1302    18721 SH       SOLE                    16621              2100
Boeing Company                 COM              097023105     2447    74178 SH       SOLE                    69278              4900
Bristol Myers Squibb           COM              110122108      732    31600 SH       SOLE                    29500              2100
Caterpillar, Inc               COM              149123101     2329    50947 SH       SOLE                    46727              4220
Cendant Corp                   COM              151313103     1000    95450 SH       SOLE                    89650              5800
ChevronTexaco                  COM              166764100     1719    25851 SH       SOLE                    23936              1915
Cisco Systems                  COM              17275R102     1204    91874 SH       SOLE                    82021              9853
Citigroup Inc                  COM              172967101     2481    70501 SH       SOLE                    61202              9299
Coca-Cola                      COM              191216100     1566    35730 SH       SOLE                    32435              3295
Corp. Office Prop.             COM              22002t108      168    12000 SH       SOLE                     4000              8000
Diebold, Inc                   COM              253651103      759    18410 SH       SOLE                    17160              1250
Disney, (Walt) Co              COM              254687106     1895   116157 SH       SOLE                   106807              9350
DuPont deNemours               COM              263534109     1925    45397 SH       SOLE                    41932              3465
Exxon Mobil Corp               COM              30231G102     3380    96732 SH       SOLE                    88747              7985
Ford Motor Co                  COM              345370860      722    77635 SH       SOLE                    71342              6293
General Electric               COM              369604103     3671   150757 SH       SOLE                   140708             10049
General Motors                 COM              370442105     1078    29245 SH       SOLE                    26195              3050
Hewlett-Packard                COM              428236103      817    47061 SH       SOLE                    43381              3680
Hillenbrand Inds               COM              431573104      238     4925 SH       SOLE                     4925
Home Depot                     COM              437076102     1470    61360 SH       SOLE                    56172              5188
Honeywell Inc.                 COM              438516106     1569    65386 SH       SOLE                    59936              5450
Int'l Business Mach            COM              459200101     2649    34175 SH       SOLE                    32245              1930
Intel Corp                     COM              458140100     2192   140815 SH       SOLE                   130370             10445
International Paper            COM              460146103     1404    40142 SH       SOLE                    36842              3300
JP Morgan Chase                COM              46625H100     1944    80994 SH       SOLE                    75522              5472
Johnson & Johnson              COM              478160104     2494    46441 SH       SOLE                    43421              3020
Matsushita Elec ADR            COM              576879209      804    83700 SH       SOLE                    78500              5200
McDonalds Corp                 COM              580135101     1248    77608 SH       SOLE                    73368              4240
Merck                          COM              589331107     3046    53813 SH       SOLE                    48253              5560
Microsoft Corp                 COM              594918104     1924    37213 SH       SOLE                    34127              3086
Motorola, Inc                  COM              620076109      618    71483 SH       SOLE                    66863              4620
Nokia ADS                      COM              654902204     1427    92036 SH       SOLE                    85620              6416
Novartis AG ADR                COM              66987V109     1359    36995 SH       SOLE                    33315              3680
Pfizer Inc                     COM              717081103     2993    97911 SH       SOLE                    91638              6273
Procter & Gamble               COM              742718109     2772    32253 SH       SOLE                    30038              2215
RF Micro Devices               COM              749941100      462    62970 SH       SOLE                    58520              4450
Royal Dutch Pet ADR            COM              780257804     2642    60024 SH       SOLE                    55644              4380
Royal Phil Elec ADR            COM              500472303     2259   127771 SH       SOLE                   119905              7866
SAP AG ADR                     COM              803054204      403    20650 SH       SOLE                    19150              1500
Sony Corp ADR                  COM              835699307     2012    48708 SH       SOLE                    45108              3600
Tyco International             COM              902124106     2715   158964 SH       SOLE                   147214             11750
Tyson Foods Cl A               COM              902494103     2220   197895 SH       SOLE                   188000              9895
Unilever ADR                   COM              904784709      251     4067 SH       SOLE                     3617               450
United Technologies            COM              913017109     3789    61169 SH       SOLE                    56549              4620
Vivendi Univ. ADR              COM              92851S204      254    15825 SH       SOLE                    14705              1120
Wal-Mart Stores                COM              931142103     9543   188935 SH       SOLE                   181260              7675